Derivatives - Notional contract amounts and fair values of derivatives by product type (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 66,826	$ 64,674
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	137,811	123,566
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	7,500	5,000
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	22,604	24,954
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	15	15
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	44,222	39,720
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 137,796	$ 123,551